Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Other Assets	Other Assets

Other Current Assets

		December 31,
($ in millions)	Notes	2025	2024
Receivable from Buyer	3	47	—
Prepaid expenses		47	45
Income taxes receivable		43	12
Contract assets	4	12	9
Other		45	49
Other current assets		193	114

Other Non-Current Assets

				December 31,
($ in millions)	License Term	Amortization Start Date (1)	Notes	2025	2024
Upfront license fees, net:
Italian Lotto	9 years	December 2025		2,596	—
Italian Scratch & Win	9 years	October 2019		287	346
Italian Lotto	9 years	December 2016		—	81
New Jersey	15 years, 9 months	October 2013		31	39
Indiana	16 years, 1 month	June 2015		5	6
Rhode Island	20 years, 6 months	January 2023		3	3
				2,922	477

Contract assets			4	45	42
Deferred income taxes			17	40	37
Finance lease right-of-use assets			11	20	16
Other				102	35
Other non-current assets				3,130	606
(1) Upfront license fees are amortized on a straight-line basis.
Italian Lotto License

On July 16, 2025, the Company was notified by ADM that Lottoitalia, a consortium comprised of Allwyn, Arianna 2001, and Novomatic Italia, and led by Brightstar, had been awarded the Italian Gioco del Lotto (“Italian Lotto”) license, effective as of December 1, 2025. The Italian Lotto license has a term of nine years beginning December 1, 2025. The first €500 million ($579 million) installment of the €2,230 million investment was paid on July 17, 2025. On November 28, 2025, Lottoitalia made the second installment payment of €300 million ($347 million), with the balance of €1,430 million ($1,680 million) to be made in 2026.